Comprehensive Income (Tables)	3 Months Ended
Jul. 31, 2011
Comprehensive Income (Tables) [Abstract]
Components of comprehensive income

	Three Months Ended July 31,

	2011	2010

Net income	$111,523	$102,881
Other comprehensive (loss) income:
Foreign currency translation adjustments	(3,321)	(3,608)
Unrealized loss on available-for-sale securities	(206)	(1,397)
Unrealized (loss) gain on cash flow hedging derivatives, net	(12,122)	8,968
Unrealized loss on pension and other postretirement liabilities	0	(300)
Income tax benefit (expense)	4,482	(2,863)

Comprehensive income	$100,356	$103,681